Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Revenue	$ 831	$ 725	$ 1,554		$ 3,132
Cost of services, exclusive of depreciation and amortization	555	491	1,001		2,080
Depreciation and amortization	19	11	21		56
Gross Profit	257	223	532		996
Operating Expenses
Selling, general and administrative	185	140	304		671
Depreciation and intangible amortization	85	85	163		339
Total Operating expenses	270	225	467		1,010
Operating Income (Loss)	(13)	(2)	65		(14)
Other (Income) Expense
(Gain) Loss from change in fair value of financial instruments	25	(13)	65		(38)
(Gain) loss from change in fair value of tax receivable agreement	8	(5)	(37)		(41)
Interest expense	33	29	57		122
Other (income) expense, net	3	(1)	3		(16)
Total Other (income) expense, net	69	10	88		27
Income (Loss) Before Taxes	(82)	(12)	(23)		(41)
Income tax expense (benefit)	(8)	1	25		31
Net Income (Loss)	(74)	(13)	(48)		(72)
Net income (loss) attributable to noncontrolling interests	(6)	(2)	(13)		(10)
Net Income (Loss) Attributable to Alight, Inc.	$ (68)	$ (11)	$ (35)		$ (62)
Earnings Per Share
Basic (net loss) earnings per share	$ (0.14)	$ (0.02)	$ (0.08)		$ (0.14)
Diluted (net loss) earnings per share	$ (0.14)	$ (0.02)	$ (0.08)		$ (0.14)
Net Income (Loss)	$ (74)	$ (13)	$ (48)		$ (72)
Other comprehensive income (loss), net of tax:
Change in fair value of derivatives	(23)	47	9		114
Foreign currency translation adjustments	3	(3)			(14)
Total Other comprehensive income (loss), net of tax:	(20)	44	9		100
Comprehensive Income (Loss) Before Noncontrolling Interests	(94)	31	(39)		28
Comprehensive income (loss) attributable to noncontrolling interests	(12)	6	(12)		3
Comprehensive Income (Loss) Attributable to Alight, Inc.	(82)	25	(27)		25
Alight Holdings
Revenue			$ 1,361	$ 1,361		$ 2,728
Cost of services, exclusive of depreciation and amortization				888		1,829
Depreciation and amortization				38		65
Gross Profit				435		834
Operating Expenses
Selling, general and administrative	185	140		222	671	461
Depreciation and intangible amortization	85	85		111	339	226
Total Operating expenses				333		687
Operating Income (Loss)	(13)	(2)		102	(14)	147
Other (Income) Expense
(Gain) Loss from change in fair value of financial instruments	25	(13)			(38)
(Gain) loss from change in fair value of tax receivable agreement	8	(5)			(41)
Interest expense	33	29		123	122	234
Other (income) expense, net	3	(1)		9	(16)	7
Total Other (income) expense, net				132		241
Income (Loss) Before Taxes	$ (82)	$ (12)		(30)	$ (41)	(94)
Income tax expense (benefit)				(5)		9
Net Income (Loss)				(25)		(103)
Net Income (Loss) Attributable to Alight, Inc.				(25)		(103)
Earnings Per Share
Net Income (Loss)				(25)		(103)
Other comprehensive income (loss), net of tax:
Change in fair value of derivatives				23		(25)
Foreign currency translation adjustments				8		8
Total Other comprehensive income (loss), net of tax:				31		(17)
Comprehensive Income (Loss) Before Noncontrolling Interests				6		(120)
Comprehensive Income (Loss) Attributable to Alight, Inc.				$ 6		$ (120)